Related-Party Transactions (Tables)	3 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The following tables provide information about Markel-affiliated carriers due to insurer liabilities and commission revenue under the agreement with Markel subsidiaries:

	March 31, 2022	December 31, 2021

	in thousands (except percentages)
Due to insurer	$70,764	$54,850
Percent of total	95%	95%

	Three months ended March 31,
	2022	2021

	in thousands (except percentages)
Commission revenue	$59,536	$51,118
Percent of total	96%	95%
All balances listed below are related to business with a Markel affiliate:

	March 31, 2022	December 31, 2021

Assets	in thousands
Premiums receivable	$95,592	$72,697
Deferred acquisition costs, net	82,551	78,449
Total assets	$178,143	$151,146
Liabilities
Losses payable and provision for unpaid losses and loss adjustment expenses	$105,237	$104,139
Unearned premiums	175,656	167,541
Commissions payable	44,979	59,511
Total liabilities	$325,872	$331,191

	Three months ended March 31,
	2022	2021

Revenue	in thousands
Earned premium	$85,690	$60,361
Expenses
Ceding commission	$40,888	$29,768
Losses and loss adjustment expenses	34,571	24,746
Total expenses	$75,459	$54,514
As a result of the related party transactions disclosed herein, the Company is required to maintain certain cash collected as restricted, that will be used to settle liabilities that result from these related party transactions.